Stockholders’ Equity (Details) - USD ($)					6 Months Ended	12 Months Ended
	Dec. 30, 2024	Oct. 31, 2024	Jan. 03, 2023	Nov. 13, 2020	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2024	May 20, 2024	Jan. 23, 2024	Oct. 31, 2023	Jan. 31, 2021	Nov. 12, 2020	Jun. 16, 2020
Stockholders’ Equity [Line Items]
Preferred shares authorized						2,500,000,000	2,500,000,000
Preferred shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Ordinary shares, authorized share capital (in Dollars)						$ 20,000,000
Preferred shares issued						2,500,000,000
Conversion rights description						Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is initially entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, January 13, 2023 and December 23, 2024, the Company held the annual General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, and from one hundred (100) votes per Class B Ordinary Share to ten thousand (10,000) votes per Class B Ordinary Share, respectively.
Conversion of shares						440,614,050
Subscription receivables (in Dollars)						$ 50,000
Preferred shares outstanding
Aggregate shares				600
Warrant at price (in Dollars per share)													$ 56.5
Issued per share (in Dollars per share)				$ 5,000
Aggregate purchase price (in Dollars)				$ 3,000,000
Origination fee (in Dollars)				60
Issuance costs (in Dollars)				$ 469,000		145,000
Net proceeds (in Dollars)										$ 2,531,000
Stockholders' equity note, subscriptions receivable. (in Dollars)						49,637				$ 508,750
Aggregate warrants (in Dollars)							699,200
Aggregate proceeds (in Dollars)									$ 1,500,000
Strategic Cooperation Agreement						On January 6, 2021, the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares at a price fixed at US$2 per Class A ordinary share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met: (i) if the closing price of the shares in the Company exceeds US$7,500 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (ii) if the closing price of the shares in the Company exceeds US$12,500 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (iii) if the closing price of the shares in the Company exceeds US$18,750 per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.
Stock price (in Dollars per share)						$ 4,850
Volatility rate						51.69%
Risk free rate						0.21%
Dividend yield						0.00%
Recognized in expenses (in Dollars)						$ 763,000	$ 382,000	$ 382,000
Ordinary shares issued								3,194,885
Extinguishment of Liabilities [Member]
Stockholders’ Equity [Line Items]
Stockholders' equity note, subscriptions receivable. (in Dollars)						$ 50,000
August 2020 PIPE Warrants [Member]
Stockholders’ Equity [Line Items]
Aggregate shares				600
Warrant at price (in Dollars per share)				$ 7,500
PIPE Warrants [Member]
Stockholders’ Equity [Line Items]
Aggregate shares							291
Warrant at price (in Dollars per share)															$ 5,000
Warrant [Member]
Stockholders’ Equity [Line Items]
Aggregate shares						2,500
Tranche One [Member]
Stockholders’ Equity [Line Items]
Fair value of call options (in Dollars per share)						$ 0.47
Tranche Two [Member]
Stockholders’ Equity [Line Items]
Fair value of call options (in Dollars per share)						0.33
Tranche Three [Member]
Stockholders’ Equity [Line Items]
Fair value of call options (in Dollars per share)						$ 0.16
Maximum [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Aggregate warrants (in Dollars)									278,000
Minimum [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Aggregate warrants (in Dollars)									16,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized						450,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Ordinary shares, shares outstanding																	17,399,176
Additional shares issued																121,473
Call Option [Member]
Stockholders’ Equity [Line Items]
Aggregate fair value (in Dollars)						$ 1,909,000
Ordinary shares issued			4,000,000
Aggregate proceeds (in Dollars)									$ 4,000,000
Binomial Option Pricing Model [Member]
Stockholders’ Equity [Line Items]
Expected term						2 years
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized						40,000,000,000	40,000,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding						1,777,596,090	179,250,754
Including ordinary shares outstanding																	7,647,962
Additional shares issued																29,591
Aggregate ordinary shares	496,358,691						729,167		770,833
Conversion of shares		17,800,845						5,158,472
Ordinary shares, shares issued						1,777,596,090	179,250,754
Warrant at price (in Dollars per share)						$ 12
Issued per share (in Dollars per share)						$ 11.5
Ordinary shares issued									2,000,000
Class A Ordinary Shares [Member] | Extinguishment of Liabilities [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, shares outstanding						496,358,691
Class A Ordinary Shares [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0036
Ordinary shares dividend						300,000,000
Aggregate ordinary shares						496,358,691
Ordinary shares, shares issued						1,777,596,090
Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized						7,500,000,000	7,500,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding						65,387,845	23,843,096
Including ordinary shares outstanding																	9,751,214
Additional shares issued																91,882
Forfeited shares									3,876,481
Ordinary shares, shares issued						65,387,845	23,843,096
Issued per share (in Dollars per share)											$ 0.004	$ 0.009		$ 50
Class B Ordinary Shares [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Ordinary shares dividend						150,000,000
Class B Ordinary Shares [Member] | Business combination [Member]
Stockholders’ Equity [Line Items]
Aggregate ordinary shares					1,933,740
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares authorized						50,000,000
Series A Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares issued
Preferred shares outstanding
Series B Convertible Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Warrant at price (in Dollars per share)									$ 4,375
2023 Annual Meeting [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Ordinary shares dividend						500,000,000
Preferred shares authorized						2,500,000,000
Preferred shares, par value (in Dollars per share)						$ 0.0001
Ordinary shares, authorized share capital (in Dollars)						$ 50,000
Preferred shares issued						50,000,000
Preferred shares authorized share capital (in Dollars)						$ 5,000,000
Preferred shares dividend						50,000,000,000
2023 Annual Meeting [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized						190,000,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Ordinary shares dividend						300,000,000
2023 Annual Meeting [Member] | Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized						7,500,000,000
Ordinary shares dividend						150,000,000
2023 Annual Meeting [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized						40,000,000,000